Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Taxes
Current income tax provision	$ 58,266	$ 25,571	$ 16,753
Deferred income tax provision	(176,633)	0	0
Total	$ (118,367)	$ 25,571	$ 16,753